Convertible Preferred Stock and Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Preferred Stock and Stockholders' Deficit
Summary of fair value assumptions

Multiple scenarios expected term (in years)	0.38 - 0.50
Volatility	60.0%
Discount rate	18.3%
Probability of equity financing	75.0%
Probability of liquidity event	20.0%
Probability of dissolution	5.0%

Multiple scenarios expected term (in years)	2.80
Probability of initial public offering	40%
Probability of stay private	60%
Equity volatility	59%
Risk-free rate	3.5%

The fair value of the SAFEs was estimated using a PWERM using the following inputs at December 31, 2024:

Discount rate	14.1%
Multiple scenarios expected term (in years)	1.00
Probability of equity financing	65%
Probability of liquidity event	30%
Probability of event of default	50%

Stock price per share	$1.68
Term (years)	1.50
Volatility	59.0%
Dividend yield	0.0%
Risk-free interest rate	3.5%

Schedule of convertible preferred stock consisted

The convertible preferred stock consisted of the following at December 31, 2025:

		Issued and
	Authorized	Outstanding	Liquidation	Carrying
	Shares	Shares	Value	Value
Series A-1	2,631,119	1,933,605	$12,125,830	$11,525,242
Series A-2	223,336	223,336	125,000	844,210
Series A-3	223,246	223,246	209,999	880,929
Series A-4	1,262,162	1,262,162	2,770,293	5,670,894
Series A-5	12,756	12,756	29,998	58,180
Series A-6	5,978	5,978	29,991	34,218
Total	4,358,597	3,661,083	$15,291,111	$19,013,673